AB Active ETFs, Inc.

AB US Large Cap Strategic Equities ETF

Portfolio of Investments

August 31, 2025 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 98.2%
Information Technology – 31.4%
Communications Equipment – 0.7%
Motorola Solutions, Inc.	8,602	$4,064,101

Semiconductors & Semiconductor Equipment – 14.4%
Applied Materials, Inc.	38,509	6,190,707
Broadcom, Inc.	62,878	18,699,288
NVIDIA Corp.	248,894	43,352,357
NXP Semiconductors NV	25,623	6,017,562
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	31,242	7,212,840

		81,472,754

Software – 12.2%
Adobe, Inc.(a)	7,857	2,802,592
HubSpot, Inc.(a)	5,765	2,785,475
Microsoft Corp.	92,704	46,972,190
Oracle Corp.	53,820	12,170,316
ServiceNow, Inc.(a)	4,150	3,807,459

		68,538,032

Technology Hardware, Storage & Peripherals – 4.1%
Apple, Inc.	99,906	23,192,179

		177,267,066

Financials – 15.3%
Banks – 3.4%
Bank of America Corp.	164,691	8,356,421
Wells Fargo & Co.	132,776	10,911,532

		19,267,953

Capital Markets – 5.2%
Charles Schwab Corp. (The)	127,528	12,222,284
Goldman Sachs Group, Inc. (The)	14,754	10,995,418
S&P Global, Inc.	11,067	6,069,585

		29,287,287

Consumer Finance – 0.9%
Capital One Financial Corp.	22,362	5,081,094

Financial Services – 4.0%
Fiserv, Inc.(a)	23,245	3,211,994
Visa, Inc. - Class A	54,461	19,158,291

		22,370,285

Insurance – 1.8%
Progressive Corp. (The)	18,180	4,491,551
Willis Towers Watson PLC	16,823	5,497,588

		9,989,139

		85,995,758

Communication Services – 12.0%
Diversified Telecommunication Services – 0.6%
Comcast Corp. - Class A	91,045	3,092,799

Company	Shares	U.S. $ Value

Entertainment – 1.8%
Walt Disney Co. (The)	84,588	$10,013,527

Interactive Media & Services – 8.5%
Alphabet, Inc. - Class C	119,642	25,547,156
Meta Platforms, Inc. - Class A	30,348	22,418,068

		47,965,224

Wireless Telecommunication Services – 1.1%
T-Mobile US, Inc.	25,531	6,433,557

		67,505,107

Industrials – 9.7%
Aerospace & Defense – 1.8%
Hexcel Corp.	46,214	2,918,414
RTX Corp.	44,002	6,978,717

		9,897,131

Building Products – 0.7%
Otis Worldwide Corp.	46,528	4,019,089

Commercial Services & Supplies – 0.9%
Veralto Corp.	49,295	5,234,636

Electrical Equipment – 2.8%
Eaton Corp. PLC	23,854	8,328,385
GE Vernova, Inc.	12,513	7,670,094

		15,998,479

Ground Transportation – 1.2%
CSX Corp.	200,276	6,510,973

Machinery – 0.9%
Deere & Co.	10,232	4,897,444

Professional Services – 0.5%
Booz Allen Hamilton Holding Corp.	27,110	2,947,399

Trading Companies & Distributors – 0.9%
United Rentals, Inc.	5,437	5,199,621

		54,704,772

Health Care – 9.2%
Biotechnology – 0.9%
Vertex Pharmaceuticals, Inc.(a)	13,366	5,226,374

Health Care Equipment & Supplies – 1.7%
Medtronic PLC	60,295	5,595,979
Stryker Corp.	9,903	3,876,133

		9,472,112

Health Care Providers & Services – 2.2%
Labcorp Holdings, Inc.	16,298	4,530,681
UnitedHealth Group, Inc.	25,677	7,956,532

		12,487,213

Life Sciences Tools & Services – 2.6%
IQVIA Holdings, Inc.(a)	34,699	6,620,916

Company	Shares	U.S. $ Value

Thermo Fisher Scientific, Inc.	15,550	$7,661,796

		14,282,712

Pharmaceuticals – 1.8%
Eli Lilly & Co.	4,568	3,346,425
Merck & Co., Inc.	38,800	3,263,856
Roche Holding AG (Sponsored ADR)(b)	89,332	3,642,066

		10,252,347

		51,720,758

Consumer Discretionary – 8.6%
Broadline Retail – 4.5%
Amazon.com, Inc.(a)	111,797	25,601,513

Hotels, Restaurants & Leisure – 0.4%
Hyatt Hotels Corp. - Class A(b)	15,500	2,236,340

Specialty Retail – 3.7%
AutoZone, Inc.(a)	1,836	7,708,501
Home Depot, Inc. (The)	18,623	7,575,277
TJX Cos., Inc. (The)	39,239	5,360,440

		20,644,218

		48,482,071

Consumer Staples – 4.6%
Beverages – 1.3%
Coca-Cola Co. (The)	107,152	7,392,416

Consumer Staples Distribution & Retail – 3.3%
Costco Wholesale Corp.	3,598	3,394,065
Dollar Tree, Inc.(a)	46,984	5,129,243
Walmart, Inc.	103,527	10,040,049

		18,563,357

		25,955,773

Energy – 2.2%
Energy Equipment & Services – 0.8%
Baker Hughes Co.	100,792	4,575,957

Oil, Gas & Consumable Fuels – 1.4%
EOG Resources, Inc.	64,790	8,087,088

		12,663,045

Materials – 1.9%
Chemicals – 1.9%
Corteva, Inc.	67,122	4,979,781
Linde PLC	11,561	5,529,511

		10,509,292

Utilities – 1.9%
Electric Utilities – 1.2%
American Electric Power Co., Inc.	57,846	6,422,063

Multi-Utilities – 0.7%
Ameren Corp.	40,374	4,028,518

Company	Shares	U.S. $ Value

		$10,450,581

Real Estate – 1.4%
Industrial REITs – 0.7%
Prologis, Inc.	35,430	4,031,225

Specialized REITs – 0.7%
Digital Realty Trust, Inc.	24,298	4,073,317

		8,104,542

Total Common Stocks (cost $474,520,330)		553,358,765

SHORT-TERM INVESTMENTS – 1.7%
Investment Companies – 1.7%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.14%(c) (d) (e) (cost $9,938,193)	9,938,193	9,938,193

Total Investments Before Security Lending Collateral for Securities Loaned – 99.9% (cost $484,458,523)		563,296,958

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.7%
Investment Companies – 0.7%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.14%(c) (d) (e) (cost $3,670,326)	3,670,326	3,670,326

Total Investments – 100.6% (cost $488,128,849)(f)		566,967,284
Other assets less liabilities – (0.6)%		(3,352,458)

Net Assets – 100.0%		$563,614,826

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	The rate shown represents the 7-day yield as of period end.
(d)	Affiliated investments.
(e)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(f)

As of August 31, 2025, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $88,668,968 and gross unrealized depreciation of investments was $(9,830,533), resulting in net unrealized appreciation of $78,838,435.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

REIT – Real Estate Investment Trust

AB Active ETFs, Inc.

AB US Large Cap Strategic Equities ETF

August 31, 2025 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of August 31, 2025:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$553,358,765	$—	$—	$553,358,765
Short-Term Investments	9,938,193	—	—	9,938,193
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	3,670,326	—	—	3,670,326

Total Investments in Securities	566,967,284	—	—	566,967,284
Other Financial Instruments(b)	—	—	—	—

Total	$566,967,284	$—	$—	$566,967,284

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended August 31, 2025 is as follows:

Fund	Market Value 11/30/2024 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 08/31/2025 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$4,578	$18,381	$13,021	$9,938	$206
AB Government Money Market Portfolio*	0	3,764	94	3,670	6
Total	$4,578	$22,145	$13,115	$13,608	$212

*	Investments of cash collateral for securities lending transactions.